INVENTORIES - Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Warehouse inventory	$ 8,717	$ 8,342
Stockpile inventory	3,982	2,477
Finished goods inventory	3,580	2,313
Work in process inventory	361	457
Inventories	$ 16,640	$ 13,589